Consolidated Statement of Financial Position ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)		Mar. 31, 2021 INR (₨)
ASSETS
Goodwill	₨ 246,989	$ 3,255		₨ 139,127
Intangible assets	43,555	574		13,085
Property, plant and equipment	90,898	1,198		85,192
Right-of-Use assets	18,870	249		16,420
Financial assets
Derivative assets	6		[1]	16
Investments	19,109	252		10,576
Trade receivables	4,765	63		4,358
Other financial assets	6,084	80		6,088
Non-Financial Assets
Investments accounted for using the equity method	774	10		1,464
Deferred tax assets	2,298	30		1,664
Non-current tax assets	10,256	136		14,323
Other non-current assets	14,826	195		15,935
Total non-current assets	458,430	6,042		308,248
Inventories	1,334	18		1,064
Financial assets
Derivative assets	3,032	40		4,064
Investments	241,655	3,185		175,707
Cash and cash equivalents	103,836	1,369		169,793
Trade receivables	115,219	1,519		94,298
Unbilled receivables	60,809	801		27,124
Other financial assets	42,914	566		7,245
Non-Financial Assets
Contract assets	20,647	272		16,507
Current tax assets	2,373	31		2,461
Other current assets	28,933	381		24,923
Total current assets	620,752	8,182		523,186
TOTAL ASSETS	1,079,182	14,224		831,434
Share capital	10,964	145		10,958
Share premium	1,566	21		714
Retained earnings	551,252	7,266		466,692
Share-based payment reserve	5,258	69		3,071
Special Economic Zone Re-investment reserve	47,061	620		41,154
Other components of equity	42,057	554		30,506
Equity attributable to the equity holders of the Company	658,158	8,675		553,095
Non-controlling interests	515	7		1,498
TOTAL EQUITY	658,673	8,682		554,593
Financial liabilities
Loans and borrowings	56,463	744		7,458
Lease liabilities	15,177	200		13,513
Derivative liabilities	48	1		0
Other financial liabilities	2,961	39		2,291
Non-Financial Liabilities
Deferred tax liabilities	12,141	160		4,633
Non-current tax liabilities	17,818	235		11,069
Other non-current liabilities	7,571	100		7,835
Provisions	1		[1]	2
Total non-current liabilities	112,180	1,479		46,801
Financial liabilities
Loans, borrowings and bank overdrafts	95,233	1,255		75,874
Lease liabilities	9,056	119		7,669
Derivative liabilities	585	8		1,070
Trade payables and accrued expenses	99,034	1,305		76,512
Other financial liabilities	33,110	436		1,470
Non-Financial liabilities
Contract liabilities	27,915	368		22,535
Current tax liabilities	13,231	174		17,324
Other current liabilities	27,394	361		24,552
Provisions	2,771	37		3,034
Total current liabilities	308,329	4,063		230,040
TOTAL LIABILITIES	420,509	5,542		276,841
TOTAL EQUITY AND LIABILITIES	₨ 1,079,182	$ 14,224		₨ 831,434

[1]	Value is less than 1